Summary of Warrant Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Begining Balance	13,698,125	1,123,333	1,158,000
Weighted Average Exercise Price, Beginning Balance	$ 3.24	$ 8.30	$ 0.50
Number of Warrants, Exercised			(1,158,000)
Weighted Average Exercise Price, Exercised			$ 0.50
Number of Warrants, Ending Balance	15,158,125	13,698,125	1,123,333
Weighted Average Exercise Price, Ending Balance	$ 3.04	$ 3.24	$ 8.30
Number of Warrants, Exercisable	13,698,125	13,698,125
Weighted Average Exercise Price, Exercisable	$ 3.04	$ 3.24
Number of Warrants, Exercisable	13,698,125	13,698,125
Weighted Average Exercise Price, Exercisable	$ 3.04	$ 3.24
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued in connection with the Public offering		525,000
Exercise Price, Warrants issued in connection with the Public offering		$ 6.00
Endorsement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued in connection with the Public offering			50,000
Exercise Price, Warrants issued in connection with the Public offering			$ 3.90
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued in connection with the Public offering		12,049,792	1,073,333
Exercise Price, Warrants issued in connection with the Public offering		$ 2.82	$ 8.50
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued in connection with the Public offering	1,460,000	525,000
Exercise Price, Warrants issued in connection with the Public offering	$ 2.79	$ 6.00
Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued in connection with the Public offering		12,049,792
Exercise Price, Warrants issued in connection with the Public offering		$ 2.82